Norwood Financial Corp (Parent Company Only) Financial Information (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2019
Condensed Financial Statements, Captions [Line Items]
Parent Company Only - Balance Sheets

BALANCE SHEETS

	December 31,
	2019	2018
	(In Thousands)
ASSETS
Cash on deposit in bank subsidiary	$2,848	$2,509
Investment in bank subsidiary	135,433	120,511
Other assets	1,875	1,739
Total assets	$140,156	$124,759
LIABILITIES AND STOCKHOLDERS’ EQUITY
Liabilities	$2,728	$2,474
Stockholders’ equity	137,428	122,285
Total liabilities and stockholders' equity	$140,156	$124,759

Parent Company Only - Statements of Income

STATEMENTS OF INCOME

	Years Ended December 31,
	2019	2018
Income:	(In Thousands)
Dividends from bank subsidiary	$6,113	$5,643

Expenses	637	618
	5,476	5,025
Income tax benefit	(232)	(217)
	5,708	5,242
Equity in undistributed earnings of subsidiary	8,507	8,409
Net Income	$14,215	$13,651
Comprehensive Income	$20,422	$11,298

Parent Company Only - Statements of Cash Flows

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2019	2018
	(In Thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$14,215	$13,651
Adjustments to reconcile net income to
net cash provided by operating activities:
Undistributed earnings of bank subsidiary	(8,507)	(8,409)
Decrease in deferred income tax	-	1,158
Other, net	335	387
Net Cash Provided by Operating Activities	6,043	6,787

CASH FLOWS FROM INVESTING ACTIVITIES
Investment in bank subsidiary	-	(4,000)
Net Cash (Used in) Provided by Investing Activities	-	(4,000)

CASH FLOWS FROM FINANCING ACTIVITIES
Stock options exercised	638	520
Sale of treasury stock for ESOP	127	123
Acquisition of treasury stock	(428)	(194)
Cash dividends paid	(6,041)	(5,509)
Net Cash Used in Financing Activities	(5,704)	(5,060)
Net (Decrease) Increase in Cash and Cash Equivalents	339	(2,273)

CASH AND CASH EQUIVALENTS - BEGINNING	2,509	4,782
CASH AND CASH EQUIVALENTS - ENDING	$2,848	$2,509